LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JANUARY 25, 2008

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 16, 2007 OF

LEGG MASON PARTNERS LIFESTYLE INCOME FUND

The following information supplements and, to the extent inconsistent therewith, supersedes the disclosure in the prospectus under the caption “Selection process—Underlying Funds” and “More on the funds’ investments—Underlying funds”:

Effective on or about the date hereof, the fund will allocate a portion of its assets to Legg Mason Value Trust, Inc. and Western Asset Absolute Return Portfolio. The estimated expense ratio of Institutional Class shares of Legg Mason Value Trust, Inc. is 0.69% and of Institutional Class shares of Western Asset Absolute Return Portfolio is 0.80%.

Effective on or about the date hereof, the fund’s Target Allocations and Target Ranges are as follows:

Underlying Funds	Target Allocation	Target Range
Legg Mason Partners Appreciation Fund	5%	0-10%
Legg Mason Value Trust, Inc.	5%	0-10%
Western Asset Core Plus Bond Portfolio	60%	55-65%
Western Asset High Yield Portfolio	15%	10-20%
Western Asset Absolute Return Portfolio	15%	0-20%

In addition, the portfolio managers may in the future, but currently do not intend to, invest the fund’s assets in the Legg Mason affiliated funds set forth below.

Target Range
Legg Mason Partners Fundamental Value Fund	0-10%
Legg Mason Partners Large Cap Growth Fund	0-10%
Legg Mason Partners Aggressive Growth Fund	0-10%
Legg Mason Partners Investors Value Fund	0-10%
Legg Mason Partners Capital Fund	0-10%
Legg Mason Partners Capital and Income Fund	0-10%
Legg Mason American Leading Companies Trust	0-10%
Legg Mason Opportunity Trust	0-10%
Legg Mason Growth Trust, Inc.	0-10%
Legg Mason Special Investment Trust, Inc.	0-10%
Legg Mason Partners Mid Cap Core Fund	0-10%
Legg Mason Partners Diversified Strategic Income Fund	10-20%

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The following information supplements the disclosure in Appendix A:

The performance information below relates to Institutional Class shares of Legg Mason Value Trust, Inc. and Institutional Class shares of Western Asset Absolute Return Portfolio. Please remember that the percentage of the fund’s assets that may be invested in Legg Mason Value Trust, Inc. or Western Asset Absolute Return Portfolio is limited as set forth in the prospectus. An underlying fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2007)	1 year	5 years	10 years	Since Inception	Inception Date
Legg Mason Value Trust, Inc.	(5.73)%	11.94%	8.99%	15.54%	12/01/94
Western Asset Absolute Return Portfolio	3.69	N/A	N/A	5.85	07/06/06

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FDXX010669

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JANUARY 25, 2008

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 16, 2007 OF

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%

The following information supplements and, to the extent inconsistent therewith, supersedes the disclosure in the prospectus of each fund under the caption “Selection process—Underlying Funds” and “More on the funds’ investments—Underlying funds”:

Effective on or about the date hereof, each fund will allocate a portion of its assets to Legg Mason Partners Mid Cap Core Fund. The estimated expense ratio of Legg Mason Partners Mid Cap Core Fund is 0.80%.

Effective on or about the date hereof, Legg Mason Partners Lifestyle Allocation 100% Target Allocations and Target Ranges are as follows:

Underlying Funds

	Target Allocation	Target Range
Legg Mason Partners Large Cap Growth Fund	15%	0-20%
Legg Mason Partners Aggressive Growth Fund	15%	0-20%
Legg Mason Value Trust, Inc.	15%	0-20%
Legg Mason American Leading Companies Trust	10%	0-20%
Legg Mason Partners Mid Cap Core Fund	10%	0-15%
Royce Value Fund	7.5%	0-15%
Legg Mason Partners Small Cap Growth Fund	7.5%	0-15%
Legg Mason International Equity Trust	10%	0-15%
Legg Mason Partners International All Cap Opportunity Fund	10%	0-15%

In addition, the portfolio managers may in the future, but currently do not intend to, invest the fund’s assets in the Legg Mason affiliated funds set forth below.

Underlying Funds

Target Range
Legg Mason Partners Appreciation Fund	0-20%
Legg Mason Partners Fundamental Value Fund	0-20%
Legg Mason Partners Investors Value Fund	0-20%
Legg Mason Partners Capital Fund	0-20%
Legg Mason Growth Trust, Inc.	0-20%
Legg Mason Special Investment Trust, Inc.	0-15%
Royce Total Return Fund	0-15%
Legg Mason Opportunity Trust	0-20%
Legg Mason Partners Small Cap Core Fund	0-15%
Legg Mason Emerging Markets Trust	0-10%
Legg Mason Partners Emerging Markets Equity Fund	0-10%
Western Asset Core Plus Bond Portfolio	0-10%
Western Asset Absolute Return Portfolio	0-10%
Western Asset High Yield Portfolio	0-10%

Effective on or about the date hereof, Legg Mason Partners Lifestyle Allocation 85% Target Allocations and Target Ranges are as follows:

Underlying Funds

	Target Allocation	Target Range
Legg Mason Partners Appreciation Fund	5%	0-20%
Legg Mason Partners Large Cap Growth Fund	10%	0-20%
Legg Mason Partners Aggressive Growth Fund	15%	0-20%
Legg Mason Value Trust, Inc.	10%	0-20%
Legg Mason American Leading Companies Trust	5%	0-20%
Legg Mason Partners Mid Cap Core Fund	5%	0-15%
Royce Value Fund	7.5%	0-15%
Legg Mason Partners Small Cap Growth Fund	7.5%	0-15%
Legg Mason International Equity Trust	10%	0-15%
Legg Mason Partners International All Cap Opportunity Fund	10%	0-15%
Western Asset Core Plus Bond Portfolio	5%	0-15%
Western Asset Absolute Return Portfolio	5%	0-15%
Western Asset High Yield Portfolio	5%	0-10%

In addition, the portfolio managers may in the future, but currently do not intend to, invest the fund’s assets in the Legg Mason affiliated funds set forth below.

Underlying Funds

Target Range
Legg Mason Partners Fundamental Value Fund	0-20%
Legg Mason Partners Investors Value Fund	0-20%
Legg Mason Partners Capital Fund	0-20%
Legg Mason Growth Trust, Inc.	0-20%
Legg Mason Special Investment Trust, Inc.	0-15%
Royce Total Return Fund	0-15%
Legg Mason Opportunity Trust	0-20%
Legg Mason Partners Small Cap Core Fund	0-15%
Legg Mason Emerging Markets Trust	0-10%
Legg Mason Partners Emerging Markets Equity Fund	0-10%

Effective on or about the date hereof, Legg Mason Partners Lifestyle Allocation 70% Target Allocations and Target Ranges are as follows:

Underlying Funds

	Target Allocation	Target Range
Legg Mason Partners Appreciation Fund	10%	0-20%
Legg Mason Partners Fundamental Value Fund	10%	0-20%
Legg Mason Partners Aggressive Growth Fund	10%	0-20%
Legg Mason Value Trust, Inc.	10%	0-20%
Royce Value Fund	5%	0-15%
Legg Mason Partners Small Cap Growth Fund	5%	0-15%
Legg Mason International Equity Trust	7.5%	0-15%
Legg Mason Partners International All Cap Opportunity Fund	7.5%	0-15%
Legg Mason Partners Mid Cap Core Fund	5%	0-15%
Western Asset Core Plus Bond Portfolio	15%	0-20%
Western Asset Absolute Return Portfolio	10%	0-20%
Western Asset High Yield Portfolio	5%	0-10%

In addition, the portfolio managers may in the future, but currently do not intend to, invest the fund’s assets in the Legg Mason affiliated funds set forth below.

Underlying Funds

Target Range
Legg Mason Partners Large Cap Growth Fund	0-20%
Legg Mason Partners Investors Value Fund	0-20%
Legg Mason Partners Capital Fund	0-20%
Legg Mason American Leading Companies Trust	0-20%
Legg Mason Opportunity Trust	0-20%
Legg Mason Growth Trust, Inc.	0-20%
Legg Mason Special Investment Trust, Inc.	0-15%
Royce Total Return Fund	0-15%
Legg Mason Partners Small Cap Core Fund	0-15%
Legg Mason Emerging Markets Trust	0-10%
Legg Mason Partners Emerging Markets Equity Fund	0-10%

Effective on or about the date hereof, Legg Mason Partners Lifestyle Allocation 50% Target Allocations and Target Ranges are as follows:

Underlying Funds

	Target Allocation	Target Range
Legg Mason Partners Appreciation Fund	7%	0-15%
Legg Mason Partners Fundamental Value Fund	7%	0-15%
Legg Mason Partners Aggressive Growth Fund	7%	0-15%
Legg Mason Value Trust, Inc.	7%	0-15%
Royce Value Fund	3.5%	0-10%
Legg Mason Partners Small Cap Growth Fund	3.5%	0-10%
Legg Mason International Equity Trust	5%	0-10%
Legg Mason Partners International All Cap Opportunity Fund	5%	0-10%
Legg Mason Partners Mid Cap Core Fund	5%	0-10%
Western Asset Core Plus Bond Portfolio	30%	20-40%
Western Asset Absolute Return Portfolio	13%	0-20%
Western Asset High Yield Portfolio	7%	0-15%

In addition, the portfolio managers may in the future, but currently do not intend to, invest the fund’s assets in the Legg Mason affiliated funds set forth below.

Underlying Funds

Target Range
Legg Mason Partners Investors Value Fund	0-15%
Legg Mason Partners Large Cap Growth Fund	0-15%
Legg Mason Partners Capital Fund	0-15%
Legg Mason American Leading Companies Trust	0-15%
Legg Mason Opportunity Trust	0-15%
Legg Mason Growth Trust, Inc.	0-15%
Legg Mason Special Investment Trust, Inc.	0-15%
Royce Total Return Fund	0-10%
Legg Mason Partners Small Cap Core Fund	0-10%

Effective on or about the date hereof, Legg Mason Partners Lifestyle Allocation 30% Target Allocations and Target Ranges are as follows:

Underlying Funds

	Target Allocation	Target Range
Legg Mason Partners Appreciation Fund	5%	0-15%
Legg Mason Partners Fundamental Value Fund	5%	0-15%
Legg Mason Value Trust, Inc.	7%	0-15%
Royce Value Fund	3.5%	0-10%
Legg Mason International Equity Trust	6%	0-10%
Legg Mason Partners Mid Cap Core Fund	3.5%	0-10%
Western Asset Core Plus Bond Portfolio	45%	35-55%
Western Asset Absolute Return Portfolio	15%	0-20%
Western Asset High Yield Portfolio	10%	0-15%

In addition, the portfolio managers may in the future, but currently do not intend to, invest the fund’s assets in the Legg Mason affiliated funds set forth below.

Underlying Funds

Target Range
Legg Mason Partners Large Cap Growth Fund	0-15%
Legg Mason Partners Aggressive Growth Fund	0-15%
Legg Mason Partners Investors Value Fund	0-15%
Legg Mason Partners Capital Fund	0-15%
Legg Mason American Leading Companies Trust	0-15%
Legg Mason Opportunity Trust	0-15%
Legg Mason Growth Trust, Inc.	0-15%
Legg Mason Special Investment Trust, Inc.	0-15%
Legg Mason Partners International All Cap Opportunity Fund	0-10%
Royce Total Return Fund	0-10%
Legg Mason Partners Small Cap Core Fund	0-10%
Legg Mason Partners Small Cap Growth Fund	0-10%

The following information supplements the disclosure in Appendix A:

The performance information below relates to Class I shares of Legg Mason Partners Mid Cap Core Fund. Please remember that the percentage of a Lifestyle Fund’s assets that may be invested in Legg Mason Partners Mid Cap Core Fund is limited as set forth in the prospectus. An underlying fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2007)	1 year	5 years	10 years	Since Inception	Inception Date
Legg Mason Partners Mid Cap Core Fund	7.58%	13.96%	N/A	10.47%	12/03/98

FDXX010668

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